Related party transactions	12 Months Ended
Mar. 26, 2016
Related Party Transactions [Abstract]
Related party transactions
16.	Related party transactions:

(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 26, 2016	March 28, 2015	March 29, 2014
	(In thousands)
Transactions:
Purchases of inventory from supplier related to shareholder (d)	$503	$189	$—
Management fees to related parties (b)	155	238	188
Consultant fees to a related party (e)	173	175	155
Expense reimbursement to a related party (f)	201	241	237
Interest expense on cash advance received from controlling shareholder (c)	165	165	164
Wholesale distribution service payments to a related party (g)	—	—	1
Balances:
Accounts payable to supplier related to shareholder (d)	17	—	—
Accounts payable to related parties	38	447	57
Interest payable on cash advance received from controlling shareholder	25	136	13

(b)	On June 8, 2011, the Board of Directors approved the Company entering into a Management Consulting Service Agreement with Montrovest. Under the agreement, the Company paid Montrovest an annual retainer fee of €140,000 in exchange for services related to the raising of capital for international expansion projects and such other services relating to merchandising and/or marketing of the Company’s products as the Company may request. The agreement was in effect until June 8, 2012 and was extended automatically for successive terms of one year unless either party gave a 60 days’ notice of its intention not to renew. The yearly renewal of the agreement is subject to the review and approval of the Company’s Corporate Governance Committee and the Board of Directors. In fiscal 2016, fiscal 2015 and fiscal 2014, the Company paid €105,000, €140,000 and €140,000 respectively (approximately $116,000, $178,000 and $188,000 in U.S. dollars, respectively), under this agreement to Montrovest. In April 2015, the agreement was renewed for an additional one-year term ending June 8, 2016. The Company’s Board of Directors approved entering into the agreement and its renewal with Montrovest in accordance with the Company’s Code of Conduct relating to related party transactions. In February 2015, the Company’s Board of Directors approved the reimbursement to Montrovest of legal fees incurred by Montrovest in connection with the issuance of the $5.0 million LC for the benefit of the Company up to a total amount of CAD$75,000 (approximately $60,000 in U.S. dollars). Mr. Coda Nunziante, the Company’s Vice President, Strategy was a managing director of Montrovest until June 30, 2012. Mr. Davide Barberis Canonico, one of our directors, is a member of the Supervisory Board of Directors of Montrovest. On November 17, 2015, our Board of Directors approved the termination of the Management Consulting Services Agreement with Montrovest effective December 31, 2015 and the entering into the Management Consulting Services Agreement with Gestofi S.A. (“Gestofi”) effective January 1, 2016 on the same terms and conditions as the agreement with Montrovest, all in accordance with the Company’s Code of Conduct relating to related party transactions. In fiscal 2016, €35,000 (approximately $39,000 in U.S. dollars) was paid to Gestofi under this agreement.

(c)	In February 2009 and May 2009, the Company received a $2.0 million and a $3.0 million, respectively, cash advance from its controlling shareholder, Montrovest, to finance working capital needs and for general corporate purposes. These advances and any interest thereon are subordinated to the indebtedness of the Company’s existing senior credit facilities and secured term loans and were convertible into a convertible debenture or Class A voting shares in the event of a private placement or repayable upon demand by Montrovest once conditions stipulated in the Company’s senior credit facilities permit such a payment. The cash advance bore interest at an annual rate of 16%, net of any withholding taxes, representing an effective interest rate of approximately 17.8%. If converted into convertible debentures or Class A voting shares, a fee of 7% of the outstanding principal amount of the cash advance would have been paid to Montrovest. In June 2011, the Company amended its cash advance agreements with Montrovest. Under the terms of the amended agreements, the annual interest rate on the $5.0 million in cash advances outstanding was reduced from 16%, net of withholding taxes to 11%, net of withholding taxes representing an effective interest rate of approximately 12.2%. The amended agreements eliminated the convertibility of the cash advances into convertible debentures or Class A voting shares in the event of a private placement and also eliminated the payment of a 7% fee if the debt was converted into convertible debentures or Class A voting shares. The Company also amended its management subordination agreement with Montrovest and its senior lenders, eliminating the payment of any success fee to Montrovest if the Company receives net cash proceeds of $5 million or more related to an equity issuance. The Company paid a one-time fee of $75,000 to Montrovest associated with the amendment of the cash advance agreements. In August 2012, a partial repayment of $3.5 million was made on these cash advances. At March 26, 2016 and March 28, 2015, advances payable to the Company’s controlling shareholder, Montrovest, amounted to $1.5 million.

(d)	In August 2002, the Company entered into a Diamond Inventory Supply Agreement with Prime Investments S.A. and a series of conditional sale agreements with companies affiliated with Prime Investments S.A. pursuant to which Prime Investments S.A. or a related party is entitled to supply Birks and its subsidiaries or affiliates with at least 45%, on an annualized cost basis, of such company’s aggregate loose diamond requirements, conditional upon the prices remaining competitive relative to market and needs in terms of quality, cut standards and specifications being satisfied. During fiscal 2016, the Company purchased approximately $0.5 million ($0.2 million in fiscal 2015 and nil in fiscal 2014), of diamonds from Prime Investments S.A. and related parties. As of March 26, 2016, Asiya Trust, as trustee of Beech Settlement Trust, which is the ultimate beneficial owner of Prime Investments S.A., owned 15.0% of the Company’s outstanding Class A voting shares.

(e)	On June 30, 2009, the Company’s Board of Directors approved the Company entering into a consulting services agreement with Gestofi S.A. (“Gestofi”) in accordance with the Company’s Code of Conduct relating to related party transactions. Under the agreement, Gestofi undertook to assign Mr. Niccolò Rossi di Montelera as the employee of Gestofi responsible for providing the consulting services. The consulting services relate to providing advice and assistance in (i) new product development and product brand collection assortment, (ii), strategic and business development projects and financial matters, (iii) the implementation of the Company’s strategy and planning, and (iv) such other services reasonably requested by the Company’s Chief Executive Officer or Chairman (collectively, the “Consulting Services”). The initial one-year term of the agreement began on August 1, 2009, and the agreement may be renewed for additional one-year terms. The agreement has been renewed yearly. The Consulting Services, prior to June 2014, were provided to the Company for a fee of approximately CAD$13,700 ($10,324 in U.S. dollars) per month less any applicable taxes plus out of pocket expenses. In June 2014, upon the renewal of the agreement for an additional one-year term, the monthly fee changed to 13,000 Swiss francs ($13,310 in U.S. dollars) per month. In February 2015, the Company’s Board of Directors approved the payment of a annual fee of $12,500 to Gestofi for services it provided in connection with the issuance of the Montrovest LC for the benefit of the Company. Mr. Niccolò Rossi di Montelera is a member of the Board of Directors and the son of Dr. Lorenzo Rossi di Montelera, Birks Group’s Chairman and a director and chairman of the board of Gestofi. On August 1, 2015 an amended and restated consulting agreement was entered into on substantially the same terms and conditions until July 31, 2016. In June 2016, the agreement was renewed for an additional one-year term.

(f)	In accordance with the Company’s Code of Conduct related to related party transactions, in April 2011, the Corporate Governance Committee and Board of Directors approved the reimbursement of expenses to Regaluxe S.R.L., such as rent, communication, administrative support and analytical service costs, incurred in supporting the office of Dr. Lorenzo Rossi di Montelera, the Company’s Chairman of the Board of Directors, and of Mr. Niccolò Rossi di Montelera, the Chairman of the Company’s Executive Committee, for work performed on behalf of the Company, up to a yearly maximum of $250,000. The yearly maximum was increased to $260,000 in fiscal 2014. During fiscal 2016, 2015 and 2014, the Company paid $201,000, $241,000 and $237,000, respectively, to Regaluxe under this agreement, respectively. This agreement was renewed in March 2016 for an additional year term.

(g)	In April 2011, the Corporate Governance Committee and Board of Directors approved the Company’s entering in a Wholesale and Distribution Agreement with Regaluxe S.r.l. Under the agreement, Regaluxe S.r.l. is to provide services to the Company to support the distribution of the Company’s products in Italy through authorized dealers. The initial one-year term of the agreement began on April 1, 2011. Under this agreement the Company pays Regaluxe S.r.l. a net price for the Company’s products equivalent to the price, net of taxes, for the products paid by retailers to Regaluxe S.r.l. less a discount factor of 3.5%. The agreement’s initial term was until March 30, 2013 and is renewable by mutual agreement for additional one-year terms. This agreement has been renewed yearly and in March 2016, this agreement was renewed for an additional one-year term. During fiscal 2016 and 2015, the Company did not make any payments under this agreement in fiscal 2014, we paid approximately $1,000 under this agreement.

(h)	In August 2013, the Company executed $5.0 million convertible debenture agreements of which $4.8 million was with its controlling shareholder, Montrovest B.V. (“Montrovest”), convertible into Class A voting shares (the “Debentures”). The Debentures had an annual interest rate of 6%, payable in the form of additional Class A voting shares at the time of conversion of the Debentures at the same conversion price as the Debentures. The $5.0 million of Debentures were converted into 2,941,085 Class A voting shares at the end of August 2013 at an average price of $1.70 per share of which Montrovest received 2,828,634 Class A voting shares of the Company.